Operating leases right-of-use assets and lease liabilities - Components of Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Amortization of right-of-use assets	$ 95	$ 188	$ 185	$ 323
Interest	6	21	14	44
Total lease cost	$ 101	$ 209	$ 199	$ 367